CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Total	Share Capital	Share Premium	Share-based Payment Reserve	Total Accumulated Losses
Beginning balance (Previously stated [member]) at Dec. 31, 2016	£ 34,469	£ 2,568	£ 58,526	£ 2,103	£ (28,728)
Loss for the year	(20,497)				(20,497)
Exchange differences on translating foreign operations	(29)				(29)
Total comprehensive loss for the year	(20,526)				(20,526)
New share capital issued	70,325	2,677	67,648
Transaction costs on share capital issued	(7,453)		(7,453)
Share options exercised during the year	147	6	141
Share-based payments	2,919			2,919
Ending balance at Dec. 31, 2017	80,365	5,251	118,862	5,022	(48,770)
Loss for the year	(19,901)				(19,901)
Exchange differences on translating foreign operations	38				38
Total comprehensive loss for the year	(19,863)				(19,863)
New share capital issued	15	15	0
Share-based payments	2,901			2,901
Ending balance (Previously stated [member]) at Dec. 31, 2018	63,418	5,266	118,862	7,923	(68,633)
Ending balance at Dec. 31, 2018	63,418
Loss for the year	(31,941)				(31,941)
Exchange differences on translating foreign operations	(33)				(33)
Total comprehensive loss for the year	(31,974)				(31,974)
Share-based payments	2,441			2,441
Ending balance at Dec. 31, 2019	£ 33,865	£ 5,266	£ 118,862	£ 10,364	£ (100,627)